                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: _________

      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 1177 Avenue of the Americas, 9th Floor,
         New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tracy Fu
Title: Managing Member of QVT Financial GP LLC (General Partner of QVT
       Financial LP)
Phone: (212) 705-8888

Signature, Place, and Date of Signing:

/s/ Tracy Fu                             New York, NY   November 14, 2011
-------------------------------------   -------------   -----------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           61
Form 13F Information Table Value Total:      1248254
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                     AMOUNT AND
                                                                  TYPE OF SECURITY                       VOTING AUTHORITY
                                                                 -----------------                     --------------------
                                                          VALUE   SHR OR  SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
99 CENTS ONLY STORES         COM              65440K106    12658   687200 SH       DEFINED               687200      0    0
AIR LEASE CORP               CL A             00912X302    21065  1097119 SH       DEFINED              1097119      0    0
ANACOR PHARMACEUTICALS INC   COM              032420101     8703  1796183 SH       DEFINED              1796183      0    0
ANADYS PHARMACEUTICALS INC   COM              03252Q408     9354 11420654 SH       DEFINED             11420654      0    0
ARENA PHARMACEUTICALS INC    COM              040047102     5731  3979800 SH       DEFINED              3979800      0    0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119        0  1651796 SH       DEFINED              1651796      0    0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104    46664  2978797 SH       DEFINED              2978797      0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401     3014  1055780 SH       DEFINED              1055780      0    0
BANK OF AMERICA CORPORATION  COM              060505104     7134  1165640 SH       DEFINED              1165640      0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    21933  1251182 SH       DEFINED              1251182      0    0
CAPITAL ONE FINL CORP        COM              14040H105     6220   156952 SH       DEFINED               156952      0    0
CARMAX INC                   COM              143130102     7155   300000 SH       DEFINED               300000      0    0
CHINA ZENIX AUTO INTL LTD    ADS              16951E104    11700  2500000 SH       DEFINED              2500000      0    0
CITIGROUP INC                COM NEW          172967424    44468  1736010 SH       DEFINED              1736010      0    0
CITIZENS REPUBLIC BANCORP IN COM NEW          174420307     4681   676415 SH       DEFINED               676415      0    0
CORE LABORATORIES LP         NOTE 0.250%10/3  21868FAB9     6575  3341000 PRN      DEFINED              3341000      0    0
CYTOKINETICS INC             COM              23282W100     4223  3799553 SH       DEFINED              3799553      0    0
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4    11394 18000000 PRN      DEFINED             18000000      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401    32757  3595758 SH       DEFINED              3595758      0    0
EXPEDIA INC DEL              COM              30212P105    23041   894800 SH       DEFINED               894800      0    0
FAMILY DLR STORES INC        COM              307000109    11250   221200 SH       DEFINED               221200      0    0
FIRST SOLAR INC              COM              336433107    44797   708700 SH  PUT  DEFINED               708700      0    0
HALOZYME THERAPEUTICS INC    COM              40637H109    13698  2230938 SH       DEFINED              2230938      0    0
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5    41195 22000000 PRN      DEFINED             22000000      0    0
INHIBITEX INC                COM              45719T103    17996  7700662 SH       DEFINED              7700662      0    0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5     2028  1500000 PRN      DEFINED              1500000      0    0
INTERMUNE INC                NOTE 2.500% 9/1  45884XAE3    21837 23500000 PRN      DEFINED             23500000      0    0
INTERMUNE INC                COM              45884X103    71298  3529606 SH       DEFINED              3529606      0    0
ISHARES INC                  MSCI BRAZIL      464286400     2184    42000 SH  PUT  DEFINED                42000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234     8774   250000 SH  PUT  DEFINED               250000      0    0
JPMORGAN CHASE & CO          COM              46625H100    84584  2808248 SH       DEFINED              2808248      0    0
MBIA INC                     COM              55262C100     2763   380000 SH       DEFINED               380000      0    0
MEDIVATION INC               COM              58501N101    53254  3484766 SH       DEFINED              3484766      0    0
OREXIGEN THERAPEUTICS INC    COM              686164104     3510  1763900 SH       DEFINED              1763900      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    15908   708600 SH       DEFINED               708600      0    0
PHARMACYCLICS INC            COM              716933106    10714   905651 SH       DEFINED               905651      0    0
PHARMASSET INC               COM              71715N106    92109  1118230 SH       DEFINED              1118230      0    0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H126      886   714286 SH       DEFINED               714286      0    0
REPROS THERAPEUTICS INC      COM NEW          76028H209     4132  1166180 SH       DEFINED              1166180      0    0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H118     3099   874635 SH       DEFINED               874635      0    0
ROWAN COS INC                COM              779382100    49787  1649116 SH       DEFINED              1649116      0    0
SCORPIO TANKERS INC          SHS              Y7542C106     6976  1321290 SH       DEFINED              1321290      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   108180  9160000 SH  PUT  DEFINED              9160000      0    0
SHELTON GTR CHINA FD         SH BEN INT       823014105     1831   328870 SH       DEFINED               328870      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103    22641   200100 SH  PUT  DEFINED               200100      0    0

SUNTECH PWR HLDGS CO LTD     ADR              86800C104      116    50000 SH  PUT  DEFINED                50000      0    0
SYNTA PHARMACEUTICALS CORP   COM              87162T206     2279   701189 SH       DEFINED               701189      0    0
TCF FINL CORP                COM              872275102    13019  1421322 SH       DEFINED              1421322      0    0
TD AMERITRADE HLDG CORP      COM              87236Y108     5438   369840 SH       DEFINED               369840      0    0
TENET HEALTHCARE CORP        COM              88033G100    12330  3000000 SH       DEFINED              3000000      0    0
THE9 LTD                     ADR              88337K104     3340  1022223 SH       DEFINED              1022223      0    0
TOP SHIPS INC                SHS              Y8897Y123      155   213270 SH       DEFINED               213270      0    0
TPC GROUP INC                COM              89236Y104    48887  2705145 SH       DEFINED              2705145      0    0
TRANSOCEAN LTD               REG SHS          H8817H100    55615  1164959 SH       DEFINED              1164959      0    0
TRANZYME INC                 COM              89413J102     2992  1333333 SH       DEFINED              1333333      0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104     2698   443812 SH       DEFINED               443812      0    0
UNIVERSAL DISPLAY CORP       COM              91347P105    14382   300000 SH  PUT  DEFINED               300000      0    0
VIVUS INC                    COM              928551100    70512  8737501 SH       DEFINED              8737501      0    0
WUHAN GENERAL GRP CHINA INC  COM              982569105       86   230081 SH       DEFINED               230081      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100    28372   829352 SH       DEFINED               829352      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101     4132   936952 SH       DEFINED               936952      0    0

SUMMARY:
Total Number of Securities is 61
Total Value in 1000s is 1248254